Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories

As of December 31 (in thousands)	2012 EUR	2011 EUR

Raw materials	307,315	258,712
Work-in-process	1,074,042	1,026,872
Finished products	742,979	532,556

Inventories, gross	2,124,336	1,818,140
Allowance for obsolescence and/or lower market value	(267,366)	(193,513)

Inventories, net	1,856,970	1,624,627

Allowance for obsolescence and /or lower market values

Year ended December 31 (in thousands)	2012 EUR	2011 EUR

Balance at beginning of year	(193,513)	(189,235)
Addition for the year	(130,911)	(60,300)
Effect of changes in exchange rates	1,009	(883)
Utilization of the provision	56,049	56,905

Allowance for obsolescence and/or lower market value	(267,366)	(193,513)